Average Annual Total Returns		12 Months Ended	25 Months Ended
		Dec. 31, 2024	Dec. 31, 2024
S&P 500Â Total Return Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[1]	25.02%	21.87%
YieldMax Innovation Option Income Strategy ETF [Member]
Prospectus [Line Items]
Average Annual Return, Percent		8.46%	8.32%
Performance Inception Date			Nov. 22, 2022
YieldMax Innovation Option Income Strategy ETF [Member] | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		5.29%	0.71%
YieldMax Innovation Option Income Strategy ETF [Member] | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		5.05%	2.87%

[1]	The S&P 500® Total Return Index is a free-float market capitalization-weighted index of 500 of the largest U.S. companies. The index is calculated on a total return basis with dividends reinvested.